UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2003

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      1/21/2004
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $140,401


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                 December 31, 2003


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     2071  3080000 PRN      SOLE                  2095000            985000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1684  2380000 PRN      SOLE                  1730000            650000
ABBOTT LABS                    COM              002824100     3007    64530 SH       SOLE                    43830             20700
AGERE CLASS B COMMON STOCK     COM              00845V209       51    17456 SH       SOLE                     6874             10582
ALLIED CAPITAL CORP            COM              01903Q108      726    26050 SH       SOLE                    26050
AMERICAN INTERNATIONAL GROUP   COM              026874107      284     4289 SH       SOLE                     4289
AMN HEALTHCARE SERVICES, INC.  COM              001744101      251    14635 SH       SOLE                    14635
AMSOUTH BANCORP                COM              032165102      902    36830 SH       SOLE                    36830
ANADARKO PETROLEUM CORP        COM              032511107     1606    31491 SH       SOLE                    31491
AVERY DENNISON CORP            COM              053611109     3707    66181 SH       SOLE                    45681             20500
BB&T Corp                      COM              054937107      661    17100 SH       SOLE                    17100
BERKSHIRE HATHAWAY INC         COM              084670108     2359       28 SH       SOLE                       16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      707      251 SH       SOLE                      251
BURLINGTON RES INC             COM              122014103     5519    99660 SH       SOLE                    68835             30825
CATO CORP                      COM              149205106     4415   215365 SH       SOLE                   167940             47425
CHEVRONTEXACO CORP             COM              166764100     4694    54335 SH       SOLE                    34485             19850
CHICAGO BRIDGE & IRON          COM              167250109     7598   262895 SH       SOLE                   178045             84850
CHOLESTECH CORP                COM              170393102      737    96515 SH       SOLE                    60615             35900
COLGATE PALMOLIVE CO           COM              194162103      677    13535 SH       SOLE                    13160               375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     2056    54467 SH       SOLE                    29528             24939
CONAGRA INC                    COM              205887102      794    30104 SH       SOLE                    30104
CORNING INC                    COM              219350105     3135   300601 SH       SOLE                   167401            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100     1327    19970 SH       SOLE                    19970
EXXON MOBIL CORP               COM              30231G102      391     9526 SH       SOLE                     9526
FEDERAL HOME LN MTG CORP       COM              313400301      224     3835 SH       SOLE                     3835
FIDELITY NATIONAL FINANCIAL    COM              316326107     5918   152606 SH       SOLE                   120093             32513
FPL GROUP                      COM              302571104     1187    18150 SH       SOLE                    18150
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2455    58275 SH       SOLE                    39800             18475
GENERAL ELECTRIC CO            COM              369604103      270     8700 SH       SOLE                     8700
GPE BRUX LAMBERT               COM              7097328       2134    37870 SH       SOLE                    37420               450
HANOVER COMPRESSOR             COM              410768105      137    12250 SH       SOLE                    12050               200
HILLENBRAND INDUSTRIES INC     COM              431573104     1506    24260 SH       SOLE                    24260
HONEYWELL INTERNATIONAL INC    COM              438516106      284     8500 SH       SOLE                     8500
HOUSTON EXPLORATION COMPANY    COM              442120101     4758   130285 SH       SOLE                    89460             40825
INCO LTD                       COM              453258402     4899   123025 SH       SOLE                    85700             37325
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3458   241475 SH       SOLE                   166450             75025
KAYDON CORP                    COM              486587108     1260    48750 SH       SOLE                    48750
KIMBERLY CLARK CORP            COM              494368103      301     5100 SH       SOLE                     5100
LABORATORY CORP OF AMERICA     COM              50540R409     5259   142320 SH       SOLE                   109320             33000
LEVEL 3 COMMUNICATIONS         COM              52729N100     1397   245175 SH       SOLE                   124075            121100
LIBERTY MEDIA CO               COM              530718105     2993   251737 SH       SOLE                   171937             79800
LILLY ELI & CO                 COM              532457108     1412    20077 SH       SOLE                    19577               500
LINCOLN ELECTRIC HOLDINGS, INC COM              533900106     4901   198100 SH       SOLE                   156875             41225
NATIONAL FUEL GAS COMPANY      COM              636180101      383    15675 SH       SOLE                    15675
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3563   107780 SH       SOLE                    73005             34775
NDC HEALTH                     COM              639480102     3396   132550 SH       SOLE                    88475             44075
NEWMONT MNG CORP               COM              651639106     7545   155220 SH       SOLE                   103920             51300
NISOURCE INC.                  COM              65473P105      417    18995 SH       SOLE                    18995
PERFORMANCE FOOD GROUP         COM              713755106     4197   116037 SH       SOLE                    87237             28800
PFIZER, INC.                   COM              717081103     5353   151528 SH       SOLE                   128513             23015
PLUM CREEK TIMBER              COM              729251108     6124   201115 SH       SOLE                   154940             46175
PUDGET SOUND ENERGY            COM              745310102      261    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      210   308100 SH       SOLE                   197200            110900
RENAL CARE GROUP               COM              759930100      245     5950 SH       SOLE                     5950
REYNOLDS & REYNOLDS CO         COM              761695105      266     9150 SH       SOLE                     9150
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      921    17575 SH       SOLE                    17575
SBC COMMUNICATIONS, INC        COM              78387G103      213     8153 SH       SOLE                     8153
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      874    44205 SH       SOLE                    44205
SITEL CORP                     COM              82980K107       50    21265 SH       SOLE                    21265
SUNGARD DATA SYSTEMS           COM              867363103      831    30000 SH       SOLE                    30000
UNION PACIFIC CORP             COM              907818108      250     3600 SH       SOLE                     3600
UNOCAL CORP                    COM              915289102     1607    43620 SH       SOLE                    43620
VIACOM, INC. - CLASS B         COM              925524308     5305   119539 SH       SOLE                    89060             30479
VULCAN MATERIALS               COM              929160109     1408    29608 SH       SOLE                    23108              6500
WYETH                          COM              983024100      467    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     2402   249150 SH       SOLE                   178100             71050
                                                Total      140,401
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